Related parties (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Directors and Executive Board Management Compensation

	2023		2022		2021

Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	12	2	15	2	24
Termination benefits	-	-	-	-	-	-
Share-based payment	-	46	-	35	-	33
	2	58	2	50	2	57

Summary of AB InBev's Transactions with Associates

Million US dollar	2023	2022	2021
.
Gross profit	(233)	(4)	58
Current assets	108	100	57
Current liabilities	9	16	99